Net Income per Share (Tables)	6 Months Ended
Jun. 30, 2017
Net Income per Share
Schedule of computation of basic and diluted net income per share

	Six Months Ended June 30,
	2016	2017
	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo	$32,955	$120,479
Denominator:
Weighted average ordinary shares outstanding	212,903	219,281
Basic net income per share attributable to Weibo	$0.15	$0.55

Diluted net income per share calculation:
Numerator:
Net income attributable for calculating diluted net income per share	$32,955	$120,479
Denominator:
Weighted average ordinary shares outstanding	212,903	219,281
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	5,318	1,839
Unvested restricted share units	2,559	3,835
Shares used in computing diluted net income per share attributable to Weibo	220,780	224,955
Diluted net income per share attributable to Weibo	$0.15	$0.54